Other Current Liabilities (Details) - Schedule of other current liabilities consist - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Other Current Liabilities Consist Abstract
GST and other tax liabilities	$ 8,346,207	$ 7,790,790
CSR expenses liabilities	304,205	206,619
Cheques receivables/payables (net)
Capital creditors	99	896
Advances from customers
Other current liabilities	$ 8,650,511	$ 7,998,305